Cover	12 Months Ended
Dec. 31, 2021 shares
Cover [Abstract]
Entity Registrant Name	Digatrade Financial Corp
Entity Central Index Key	0001369128
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	1,563,339,616
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-52145
Entity Address Address Line 1	1500 West Georgia Street
Entity Address Address Line 2	Suite 1300
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6C 2Z6
Icfr Auditor Attestation Flag	true
Auditor Name	Harbourside CPA
Auditor Location	Vancouver, Canada
Security 12g Title	Common Stock, without par value
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Auditor Firm Id	6498